UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2024

WESTERN ASSET

MACRO OPPORTUNITIES FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Macro Opportunities Fund for the six-month reporting period ended April 30, 2024. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2024, Gordon Brown, Michael C. Buchanan, Amit Chopra, and Mark S. Lindbloom joined the Fund’s portfolio management team.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

II	Western Asset Macro Opportunities Fund

Performance review

For the six months ended April 30, 2024, Class A shares of Western Asset Macro Opportunities Fund, excluding sales charges, returned 9.05%. The Fund’s unmanaged benchmark, the ICE BofA 3-Month U.S. Treasury Bill Indexi, returned 2.66% for the same period.

Performance Snapshot as of April 30, 2024 (unaudited)
(excluding sales charges)	6 months
Western Asset Macro Opportunities Fund:
Class A	9.05%
Class C	8.74%
Class FI	8.96%
Class I	9.17%
Class IS	9.22%
ICE BofA 3-Month U.S. Treasury Bill Index	2.66%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended April 30, 2024 for Class A, Class C, Class FI, Class I and Class IS shares were 6.17%, 5.64%, 6.25%, 6.66% and 6.76%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class I and Class IS shares would have been 6.10%, 5.60%, 6.13%, 6.61% and 6.69%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2024, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.57%, 2.30%, 1.62%, 1.32% and 1.24%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Western Asset Macro Opportunities Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2024

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds possess greater price volatility, illiquidity, and possibility of default. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. The Fund may use derivatives to a significant extent, which could result in substantial losses and greater volatility in the Fund’s net assets. Potential active and frequent trading may result in higher transaction costs and increased investor liability. The use of leverage may increase volatility and the possibility of loss. The manager’s investment style may become out of favor and/or the manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The Fund is non-diversified, which means it may invest its assets in a larger percentage of its assets in a smaller number of issuers than a diversified fund. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.

IV	Western Asset Macro Opportunities Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2024 and October 31, 2023 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2023 and held for the six months ended April 30, 2024.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	9.05%	$1,000.00	$1,090.50	1.58%	$8.21	Class A	5.00%	$1,000.00	$1,017.01	1.58%	$7.92
Class C	8.74	1,000.00	1,087.40	2.33	12.09	Class C	5.00	1,000.00	1,013.28	2.33	11.66
Class FI	8.96	1,000.00	1,089.60	1.65	8.57	Class FI	5.00	1,000.00	1,016.66	1.65	8.27
Class I	9.17	1,000.00	1,091.70	1.35	7.02	Class I	5.00	1,000.00	1,018.15	1.35	6.77
Class IS	9.22	1,000.00	1,092.20	1.25	6.50	Class IS	5.00	1,000.00	1,018.65	1.25	6.27

2	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

[1]	For the six months ended April 30, 2024.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 40.9%
Angola — 0.4%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000		$661,860	(a)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000		362,819	(b)
Total Angola					1,024,679
Argentina — 2.6%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,087,393		1,793,806
Argentine Republic Government International Bond, Senior Notes, Step bond (4.250% to 7/9/24 then 5.000%)	4.250%	1/9/38	2,874,178		1,471,794
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	4,684,792		2,078,877	(b)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	549,752		243,952	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	650,000		520,000	(b)
Provincia de Cordoba, Senior Notes	6.875%	2/1/29	1,034,131		767,842	(b)
Total Argentina					6,876,271
Brazil — 1.5%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	2,555,713
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,024,000	BRL	1,429,767
Total Brazil					3,985,480
Dominican Republic — 0.8%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	57,000,000	DOP	1,029,516	(b)
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	1,270,000		1,038,303	(b)
Total Dominican Republic					2,067,819
Egypt — 0.4%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	72,972
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	960,000		911,947	(a)
Total Egypt					984,919

See Notes to Financial Statements.

4	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — 6.7%
Indonesia Treasury Bond	8.250%	5/15/29	95,863,000,000	IDR	$6,163,230
Indonesia Treasury Bond	6.500%	2/15/31	134,566,000,000	IDR	7,918,069
Indonesia Treasury Bond	7.000%	2/15/33	56,584,000,000	IDR	3,475,027
Total Indonesia					17,556,326
Israel — 0.5%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	1,500,000		1,426,875
Ivory Coast — 1.5%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,918,965	(b)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	220,148		205,059	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,234,227	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	650,000		564,963	(b)
Total Ivory Coast					3,923,214
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	35,500,000	JMD	240,108
Kenya — 0.6%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,510,915	(a)
Mexico — 8.5%
Mexican Bonos, Bonds	8.000%	11/7/47	112,720,000	MXN	5,392,492
Mexican Bonos, Senior Notes	7.750%	11/13/42	357,935,400	MXN	16,878,015
Total Mexico					22,270,507
Nigeria — 0.4%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000		954,450	(a)
Poland — 4.9%
Republic of Poland Government Bond	1.750%	4/25/32	68,550,000	PLN	12,720,111
South Africa — 4.0%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	255,430,000	ZAR	8,550,637
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	59,640,000	ZAR	1,839,147
Total South Africa					10,389,784

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Supranational — 7.9%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	$2,249,979
European Bank for Reconstruction & Development, Senior Notes	7.050%	8/10/33	484,700,000	INR	5,740,067
Inter-American Development Bank, Senior Notes	7.000%	4/17/33	1,078,000,000	INR	12,708,109
Total Supranational					20,698,155
Zambia — 0.1%
Zambia Government International Bond, Senior Notes	—	4/14/24	550,000		405,331	*(b)(c)
Total Sovereign Bonds (Cost — $110,036,650)					107,034,944
Corporate Bonds & Notes — 32.0%
Communication Services — 1.3%
Diversified Telecommunication Services — 0.2%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	220,000		163,736	(b)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	580,000		392,422	(b)
Total Diversified Telecommunication Services					556,158
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	810,000		587,615	(b)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000		169,072
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000		189,182	(b)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000		20,315	(b)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000		184,746
Total Media					1,150,930
Wireless Telecommunication Services — 0.7%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,210,000		971,041	(b)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	320,000		203,565	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	670,000		559,798	(b)
Total Wireless Telecommunication Services					1,734,404
Total Communication Services					3,441,492
Consumer Discretionary — 5.3%
Automobiles — 0.4%
Ford Motor Co., Senior Notes	6.100%	8/19/32	960,000		942,045
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000		172,735
Total Automobiles					1,114,780

See Notes to Financial Statements.

6	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Broadline Retail — 1.6%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	3,980,000	$3,253,427	(d)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	817,039	(b)
Total Broadline Retail				4,070,466
Hotels, Restaurants & Leisure — 3.3%
Carnival Corp., Senior Notes	10.500%	6/1/30	1,900,000	2,064,632	(b)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	50,000	48,131
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	30,000	28,285
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,970,000	1,918,455	(b)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	120,000	118,376	(b)
Sands China Ltd., Senior Notes	5.125%	8/8/25	1,210,000	1,197,412
Sands China Ltd., Senior Notes	2.300%	3/8/27	960,000	863,864
Sands China Ltd., Senior Notes	2.850%	3/8/29	630,000	541,760
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	639,446	(b)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,282,141	(b)
Total Hotels, Restaurants & Leisure				8,702,502
Total Consumer Discretionary				13,887,748
Energy — 11.3%
Oil, Gas & Consumable Fuels — 11.3%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	204,425
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	398,156
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,006,719
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	99,873
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	765,269
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	773,847	(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	583,044	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	193,774
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	677,875	(b)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	620,000	649,924	(b)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	245,849
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	382,842
Ecopetrol SA, Senior Notes	5.375%	6/26/26	1,300,000	1,268,349
Ecopetrol SA, Senior Notes	8.875%	1/13/33	10,000	10,241
Ecopetrol SA, Senior Notes	8.375%	1/19/36	820,000	797,673

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	$3,182,013	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,370,000	1,342,228	(e)(f)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	325,000	312,850	(e)(f)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	405,283
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	74,656
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	920,000	913,485
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	136,294
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	540,000	556,379
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	812,010
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,450,000	3,284,836
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	604,000	435,160
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	149,823
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,070,000	930,159
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	9.679%	5/31/24	800,000	794,958	(e)(f)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	573,686
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,122,619	(b)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,560,000	1,405,982
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,870,463

See Notes to Financial Statements.

8	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	550,000		$460,369
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000		754,686
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000		1,273,608
YPF SA, Senior Notes	8.500%	7/28/25	610,000		594,510	(b)
Total Energy					29,443,917
Financials — 7.8%
Banks — 5.9%
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	5.991%	5/16/24	610,000		504,137	(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,430,000		1,395,353	(b)(e)(f)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	2,400,000		2,304,877	(e)(f)
Bank of Nova Scotia, Junior Subordinated Notes (8.000% to 1/27/29 then 5 year Treasury Constant Maturity Rate + 4.017%)	8.000%	1/27/84	630,000		634,920	(f)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		196,390	(b)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (8.000% to 8/22/31 then 5 year Treasury Constant Maturity Rate + 3.727%)	8.000%	8/22/31	300,000		298,868	(b)(e)(f)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	200,000		212,377	(b)(e)(f)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	4,970,000		4,951,501	(e)(f)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,087,261	(b)(e)(f)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,050,000	$1,065,844	(b)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	660,000	653,073	(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	199,450	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000	206,999	(b)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	210,000	216,469	(f)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	497,000	494,841	(e)(f)
Total Banks				15,422,360
Capital Markets — 0.9%
Credit Suisse AG AT1 Claim	—	—	10,610,000	1,220,150	*(g)
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.370%	5/31/24	109,000	92,783	(e)(f)
UBS Group AG, Junior Subordinated Notes (7.750% to 4/12/31 then USD 5 year SOFR ICE Swap Rate + 4.160%)	7.750%	4/12/31	280,000	282,916	(b)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	500,000	534,864	(b)(e)(f)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	250,000	274,997	(b)(e)(f)
Total Capital Markets				2,405,710
Financial Services — 0.2%
ILFC E-Capital Trust I, Ltd. GTD (3 mo. Term SOFR + 1.812%)	7.145%	12/21/65	740,000	585,969	(b)(f)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	64,245	(b)
Total Financial Services				650,214

See Notes to Financial Statements.

10	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.8%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	2,070,000	$2,070,333	(b)(h)
Total Financials				20,548,617
Health Care — 3.9%
Health Care Providers & Services — 0.8%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	673,520
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,339,909
Total Health Care Providers & Services				2,013,429
Pharmaceuticals — 3.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	2,638,125	(b)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	470,000	213,692	(b)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	856,000	813,934
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,617,469
Total Pharmaceuticals				8,283,220
Total Health Care				10,296,649
Industrials — 1.1%
Ground Transportation — 0.5%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,350,000	1,374,524
Passenger Airlines — 0.3%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	145,922	(b)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	720,000	664,300	(b)
Total Passenger Airlines				810,222
Trading Companies & Distributors — 0.3%
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	307,275
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	310,000	272,080
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	20,000	19,553	(b)
Total Trading Companies & Distributors				598,908
Total Industrials				2,783,654

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Materials — 0.6%
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	$165,048	(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	660,000	337,286	(b)
Total Containers & Packaging				502,334
Metals & Mining — 0.4%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	200,000	206,885	(b)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	385,166	(b)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	380,000	364,290
Total Metals & Mining				956,341
Total Materials				1,458,675
Utilities — 0.7%
Electric Utilities — 0.7%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,631,162	(b)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	139,479
Total Utilities				1,770,641
Total Corporate Bonds & Notes (Cost — $90,966,878)				83,631,393
U.S. Government & Agency Obligations — 9.4%
U.S. Government Obligations — 9.4%
U.S. Treasury Bonds	2.000%	2/15/50	70,000	40,759
U.S. Treasury Bonds	1.250%	5/15/50	250,000	118,174
U.S. Treasury Bonds	4.000%	11/15/52	50,000	43,824
U.S. Treasury Bonds	3.625%	5/15/53	2,000,000	1,635,156	(d)
U.S. Treasury Bonds	4.125%	8/15/53	3,580,000	3,206,897	(d)
U.S. Treasury Notes	4.000%	2/29/28	7,090,000	6,891,840	(i)
U.S. Treasury Notes	3.375%	3/31/28	13,100,000	12,557,066	(d)
Total U.S. Government & Agency Obligations (Cost — $25,304,855)				24,493,716
Collateralized Mortgage Obligations (j) — 5.4%
AREIT Trust, 2021-CRE5 B (1 mo. Term SOFR + 1.934%)	7.251%	11/17/38	807,000	787,908	(b)(f)
Benchmark Mortgage Trust, 2020-IG3 C	3.390%	9/15/48	1,190,000	613,891	(b)(f)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.106%	5/15/37	1,390,000	1,382,391	(b)(f)

See Notes to Financial Statements.

12	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (j) — continued
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.578%	10/15/36	2,570,000	$2,476,838	(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 B1 (30 Day Average SOFR + 5.650%)	10.980%	4/25/42	780,000	847,404	(b)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (30 Day Average SOFR + 8.064%)	13.395%	5/25/25	1,525,430	1,608,885	(f)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.747%)	10.068%	11/15/32	1,032,000	1,016,212	(b)(f)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.297%)	9.618%	9/15/31	6,607,481	1,137,877	(b)(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.971%	11/25/36	1,382,035	1,137,701	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.943%	6/15/35	10,570,000	1,057	(b)(f)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.385%	5/15/38	680,000	671,503	(b)(f)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.205%	10/15/54	7,208,734	368,118	(f)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	60,688	54,994
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.119%	2/25/36	1,667,633	95,362	(f)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.835%	5/15/38	1,000,000	909,076	(b)(f)
Starwood Retail Property Trust, 2014- STAR E	8.500%	11/15/27	5,070,000	24,001	(b)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. Term SOFR + 1.074%)	6.391%	12/25/45	1,188,090	882,851	(f)
Total Collateralized Mortgage Obligations (Cost — $35,951,098)				14,016,069
Asset-Backed Securities — 5.2%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. Term SOFR + 2.589%)	7.906%	1/25/34	157,931	143,985	(f)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Bayview Financial Mortgage Pass- Through Trust, 2006-C 2A3 (1 mo. Term SOFR + 0.549%)	5.868%	11/28/36	1,399,932	$1,204,916	(f)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	12.445%	7/25/34	4,390,000	4,306,194	(b)(f)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,420,000	2,020,133	(b)(f)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,250,000	4,603,831	(b)(f)
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	1,486,789	1,262,100	(b)
Total Asset-Backed Securities (Cost — $16,158,747)				13,541,159
Mortgage-Backed Securities — 4.2%
FNMA — 0.2%
Federal National Mortgage Association (FNMA)	3.000%	5/1/54	100,000	82,582	(k)
Federal National Mortgage Association (FNMA)	6.000%	5/1/54	200,000	198,172	(k)
Federal National Mortgage Association (FNMA)	6.500%	5/1/54	200,000	201,540	(k)
Total FNMA				482,294
GNMA — 4.0%
Government National Mortgage Association (GNMA) II	3.000%	5/20/54	200,000	170,164	(k)
Government National Mortgage Association (GNMA) II	4.500%	5/20/54	600,000	558,838	(k)
Government National Mortgage Association (GNMA) II	5.000%	5/20/54	3,200,000	3,063,493	(k)
Government National Mortgage Association (GNMA) II	5.500%	5/20/54	3,800,000	3,725,822	(k)
Government National Mortgage Association (GNMA) II	6.000%	5/20/54	1,900,000	1,905,085	(k)
Government National Mortgage Association (GNMA) II	6.500%	5/20/54	1,000,000	1,012,635	(k)
Total GNMA				10,436,037
Total Mortgage-Backed Securities (Cost — $10,995,824)				10,918,331

See Notes to Financial Statements.

14	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 2.1%
Communication Services — 0.6%
Media — 0.6%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.302%	12/7/30	1,335,990	$1,318,983	(f)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.935%	1/31/28	360,000	353,835	(f)(l)(m)
Total Communication Services				1,672,818
Consumer Discretionary — 0.5%
Hotels, Restaurants & Leisure — 0.5%
1011778 BC Unlimited Liability Co., Term Loan B5 (1 mo. Term SOFR + 2.250%)	7.566%	9/20/30	737,943	739,984	(f)(l)(m)
Alterra Mountain Co., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.577%	8/17/28	276,308	277,862	(f)(l)(m)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.559%	11/25/30	389,025	390,206	(f)(l)(m)
Total Consumer Discretionary				1,408,052
Financials — 0.6%
Financial Services — 0.4%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	600,000	602,814	(f)(l)(m)
Jane Street Group LLC, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.930%	1/26/28	323,206	323,849	(f)(l)(m)
Total Financial Services				926,663
Insurance — 0.2%
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.666%	8/21/28	542,979	530,933	(f)(l)(m)
Total Financials				1,457,596
Health Care — 0.4%
Health Care Providers & Services — 0.4%
LifePoint Health Inc., 2024 Repricing
Term Loan B (2 mo. Term SOFR + 4.750%)	10.056%	11/16/28	628,219	631,573	(f)(l)(m)
Phoenix Guarantor Inc., Term Loan B4 (1 mo. Term SOFR + 3.250%)	8.566%	2/21/31	267,456	265,889	(f)(l)(m)
Total Health Care				897,462
Total Senior Loans (Cost — $5,427,329)				5,435,928

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security		Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 0.2%
U.S. Treasury Bonds, Inflation Indexed (Cost — $717,689)		1.500%	2/15/53	814,304	$660,181

		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.2%
Euro Futures, Call @ $1.070		5/3/24	30	3,750,000	13,500
Euro Futures, Call @ $1.085		5/3/24	28	3,500,000	875
Euro Futures, Call @ $1.070		6/7/24	30	3,750,000	31,125
Euro Futures, Put @ $1.085		5/3/24	22	2,750,000	42,350
Japanese Yen Futures, Call @ $65.500		5/3/24	60	75,000	3,750
Japanese Yen Futures, Call @ $66.000		5/3/24	30	37,500	1,125
Japanese Yen Futures, Call @ $66.750		5/3/24	17	21,250	319
Japanese Yen Futures, Call @ $67.000		5/3/24	17	21,250	319
U.S. Treasury 10-Year Notes Futures, Call @ $107.500		5/24/24	60	60,000	45,000
U.S. Treasury 10-Year Notes Futures, Call @ $108.500		5/24/24	111	111,000	41,625
U.S. Treasury Long-Term Bonds Futures, Call @ $114.000		5/24/24	184	184,000	255,875
Total Exchange-Traded Purchased Options (Cost — $570,443)					435,863

	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to sell protection on Markit CDX.NA.HY.42 Index, Call @ 106.000bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/29	Bank of America N.A.	6/20/24	5,390,000	5,390,000	24,007
U.S. Dollar/Brazilian Real, Put @ 5.118BRL	Goldman Sachs Group Inc.	6/13/24	1,028,000	1,028,000	7,031
U.S. Dollar/Mexican Peso, Put @ 16.758MXN	Bank of America N.A.	6/4/24	2,900,000	2,900,000	8,975
Total OTC Purchased Options (Cost — $47,141)					40,013
Total Purchased Options (Cost — $617,584)					475,876

See Notes to Financial Statements.

16	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Municipal Bonds — 0.1%
California — 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A (Cost — $360,000)	7.000%	10/1/39	360,000		$366,171	(b)

			Shares
Common Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Berry Corp. (Cost — $432,213)			40,182		341,145

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $199,518)	3.875%	7/2/40	7,761,912	UYU	218,875

		Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
flyExclusive Inc. (Cost — $58,936)		5/28/28	61,553		25,852	*
Total Investments before Short-Term Investments (Cost —$297,227,321)					261,159,640

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 0.5%
Sovereign Bonds — 0.3%
Egypt Treasury Bills (Cost — $741,251)	25.736%	3/18/25	44,600,000	EGP	761,989	(n)

			Shares
Money Market Funds — 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $624,899)	5.265%		624,899		624,899	(o)(p)
Total Short-Term Investments (Cost — $1,366,150)					1,386,888
Total Investments — 100.4% (Cost — $298,593,471)					262,546,528
Liabilities in Excess of Other Assets — (0.4)%					(1,010,091)
Total Net Assets — 100.0%					$261,536,437

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	The maturity principal is currently in default as of April 30, 2024.

(d)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At April 30, 2024, the Fund held TBA securities with a total cost of $10,995,824.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Rate shown represents yield-to-maturity.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2024, the total market value of investments in Affiliated Companies was $624,899 and the cost was $624,899 (Note 8).

See Notes to Financial Statements.

18	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CLO	— Collateralized Loan Obligation

DOP	— Dominican Peso

EGP	— Egyptian Pound

EUR	— Euro

GBP	— British Pound

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JMD	— Jamaican Dollar

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

PIK	— Payment-In-Kind

PLN	— Polish Zloty

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

UYU	— Uruguayan Peso

ZAR	— South African Rand

At April 30, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
3-Month SOFR Futures, Call	12/13/24	$96.250		322	805,000		$(44,275)
Euro-Bund Futures, Call	5/24/24	131.000	EUR	61	6,100,000	EUR	(36,456)
Euro-Bund Futures, Call	5/24/24	134.000	EUR	88	8,800,000	EUR	(10,331)
U.S. Treasury 5-Year Notes Futures, Call	5/3/24	105.250		90	90,000		(10,547)
U.S. Treasury 5-Year Notes Futures, Call	5/24/24	105.750		177	177,000		(35,953)
U.S. Treasury 5-Year Notes Futures, Call	5/24/24	106.000		118	118,000		(17,516)
U.S. Treasury 6 to 7-Year Notes Futures, Call	5/3/24	107.750		120	120,000		(31,875)
U.S. Treasury 6 to 7-Year Notes Futures, Call	5/3/24	109.000		89	89,000		(2,781)
U.S. Treasury 10-Year Notes Futures, Call	5/24/24	108.000		60	60,000		(31,875)
U.S. Treasury 10-Year Notes Futures, Call	5/24/24	109.000		120	120,000		(30,000)
U.S. Treasury 10-Year Notes Futures, Call	5/24/24	110.000		111	111,000		(12,141)
U.S. Treasury 10-Year Notes Futures, Call	5/24/24	111.000		84	84,000		(3,938)
U.S. Treasury 10-Year Notes Futures, Call	5/24/24	113.000		227	227,000		(3,547)
U.S. Treasury Long-Term Bonds Futures, Call	5/24/24	115.000		60	60,000		(57,187)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

Security		Expiration Date	Strike Price		Contracts	Notional Amount†		Value
U.S. Treasury Long-Term Bonds Futures, Call		5/24/24	$116.000		220	220,000		(137,500)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/24	117.000		29	29,000		(11,781)
U.S. Treasury Long-Term Bonds Futures, Call		5/24/24	122.000		308	308,000		(19,250)
U.S. Treasury Long-Term Bonds Futures, Put		5/24/24	112.000		60	60,000		(46,875)
U.S. Treasury Long-Term Bonds Futures, Put		5/24/24	113.000		60	60,000		(67,500)
U.S. Treasury Long-Term Bonds Futures, Put		7/26/24	112.000		114	114,000		(224,437)
Total Exchange-Traded Written Options (Premiums received — $1,624,028)								(835,765)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.42 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/29	Bank of America N.A.	6/20/24	100.000	bps	5,390,000	5,390,000	‡	(6,726)
U.S. Dollar/Brazilian Real, Call	Goldman Sachs Group Inc.	5/23/24	5.035	BRL	3,456,040	3,456,040		(112,400)
Total OTC Written Options (Premiums received — $86,832)								(119,126)
Total Written Options (Premiums received — $1,710,860)								$(954,891)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.
‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

EUR	— Euro

SOFR	— Secured Overnight Financing Rate

At April 30, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	358	6/25	$85,206,989	$85,123,450	$(83,539)
3-Month SOFR	255	12/25	61,199,936	60,846,188	(353,748)
3-Month SOFR	670	3/26	161,613,241	160,079,750	(1,533,491)

See Notes to Financial Statements.

20	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
Euro-Bund	309	6/24	$43,516,912	$42,895,805	$(621,107)
Euro-Buxl	62	6/24	8,783,007	8,530,172	(252,835)
Japanese Yen	267	6/24	23,058,454	21,321,619	(1,736,835)
Mexican Peso	768	6/24	22,561,785	22,268,160	(293,625)
U.S. Treasury 2-Year Notes	2,817	6/24	575,655,385	570,882,656	(4,772,729)
U.S. Treasury 5-Year Notes	3,083	6/24	328,283,706	322,920,172	(5,363,534)
U.S. Treasury Long-Term Bonds	1,751	6/24	207,296,512	199,285,687	(8,010,825)
U.S. Treasury Ultra Long- Term Bonds	503	6/24	64,206,111	60,139,937	(4,066,174)
United Kingdom Long Gilt Bonds	152	6/24	18,642,324	18,191,649	(450,675)
					(27,539,117)
Contracts to Sell:
30-Day Federal Funds	227	5/24	89,572,422	89,551,570	20,852
3-Month EURIBOR	230	6/24	59,099,374	59,087,396	11,978
3-Month EURIBOR	108	12/24	28,120,555	27,857,762	262,793
3-Month SOFR	1,786	6/24	422,680,287	422,634,575	45,712
Australian Dollar	136	6/24	8,976,136	8,829,120	147,016
British Pound	43	6/24	3,423,130	3,361,256	61,874
Euro	195	6/24	26,631,464	26,077,593	553,871
Euro-BTP	164	6/24	20,727,695	20,475,683	252,012
Japanese 10-Year Bonds	144	6/24	132,897,535	131,934,185	963,350
U.S. Treasury 10-Year Notes	1,510	6/24	166,383,349	162,230,625	4,152,724
U.S. Treasury Ultra 10-Year Notes	2,228	6/24	253,341,725	245,567,375	7,774,350
					14,246,532
Net unrealized depreciation on open futures contracts					$(13,292,585)

Abbreviation(s) used in this table:

BTP	— Buoni del Tesoro Poliennali (Italian Treasury Bonds)

Buxl	— Ultra Long German Bond

EURIBOR	— Euro Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

At April 30, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,056,533	USD	396,547	Morgan Stanley & Co. Inc.	5/3/24	$(642)
BRL	2,056,533	USD	397,644	Morgan Stanley & Co. Inc.	5/3/24	(1,738)
USD	397,644	BRL	2,056,533	Morgan Stanley & Co. Inc.	5/3/24	1,738
USD	401,941	BRL	2,056,533	Morgan Stanley & Co. Inc.	5/3/24	6,036
USD	810,000	MXN	13,945,770	Bank of America N.A.	6/6/24	702
USD	396,000	BRL	2,063,754	Goldman Sachs Group Inc.	6/17/24	372
EUR	750,809	USD	802,320	Bank of America N.A.	7/19/24	1,753
USD	8,080,620	JPY	1,208,080,924	BNP Paribas SA	7/19/24	327,413
AUD	32,481,154	USD	21,225,265	Citibank N.A.	7/19/24	(135,087)
JPY	212,315,000	USD	1,388,395	Citibank N.A.	7/19/24	(25,802)
USD	377,799	GBP	303,000	Citibank N.A.	7/19/24	(982)
USD	11,357,343	GBP	9,053,153	Citibank N.A.	7/19/24	39,973
USD	14,729,694	INR	1,230,341,845	Citibank N.A.	7/19/24	25,714
PLN	1,199,625	USD	296,650	Goldman Sachs Group Inc.	7/19/24	(1,194)
USD	13,521,260	PLN	53,529,317	Goldman Sachs Group Inc.	7/19/24	337,470
MXN	2,545,000	USD	147,562	JPMorgan Chase & Co.	7/19/24	(902)
MXN	4,363,000	USD	249,736	JPMorgan Chase & Co.	7/19/24	1,689
USD	799,444	CNH	5,774,381	JPMorgan Chase & Co.	7/19/24	75
USD	1,940,724	CNH	14,030,000	JPMorgan Chase & Co.	7/19/24	(1,500)
USD	17,166,271	IDR	280,891,692,335	JPMorgan Chase & Co.	7/19/24	(74,554)
USD	774,545	MXN	13,419,000	JPMorgan Chase & Co.	7/19/24	1,254
USD	7,256,237	MXN	121,121,102	JPMorgan Chase & Co.	7/19/24	276,437
USD	16,642,898	MXN	276,580,000	JPMorgan Chase & Co.	7/19/24	704,528
BRL	2,056,533	USD	398,854	Morgan Stanley & Co. Inc.	7/19/24	(5,924)
BRL	39,501,394	USD	7,732,030	Morgan Stanley & Co. Inc.	7/19/24	(184,715)
USD	1,472	CAD	2,013	Morgan Stanley & Co. Inc.	7/19/24	8
USD	5,657,743	ZAR	106,650,712	Morgan Stanley & Co. Inc.	7/19/24	28,121
Net unrealized appreciation on open forward foreign currency contracts						$1,320,243

See Notes to Financial Statements.

22	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PLN	— Polish Zloty

USD	— United States Dollar

ZAR	— South African Rand

At April 30, 2024, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Bank of America N.A.	122,898,368	BRL	1/4/27	BRL-CDI**	11.993	%**	$210,325	—	$210,325
BNP Paribas SA	142,015,300	BRL	1/2/29	BRL-CDI**	12.610	%**	908,147	—	908,147
JPMorgan Chase & Co.	4,588,200	BRL	1/2/29	BRL-CDI**	12.893	%**	37,188	—	37,188
Total							$1,155,660	—	$1,155,660

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
144,900,000	6/4/24	Daily SOFR Compound**	4.600%**	$(132,851)	$314	$(133,165)
170,428,000	10/13/25	Daily SOFR Compound**	1.396%**	(5,778,580)	—	(5,778,580)
189,528,000	3/15/26	Daily SOFR Compound annually	4.450% annually	(1,654,438)	21,236	(1,675,674)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	12,670,000	3/18/30	Daily SOFR Compound annually	3.650% annually	$(326,719)	$(339,071)	$12,352
	40,896,000	2/28/31	3.870% annually	Daily SOFR Compound annually	1,167,007	(114,771)	1,281,778
	54,546,000	5/15/32	3.220% annually	Daily SOFR Compound annually	4,132,515	1,327,229	2,805,286
	228,101,667MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	(231,059)	—	(231,059)
	165,225,000MXN	3/1/33	28-Day MXN TIIE - Banxico every 28 days	8.450% every 28 days	(641,162)	—	(641,162)
	44,601,000	2/15/48	2.600% annually	Daily SOFR Compound annually	10,394,519	4,198,146	6,196,373
	6,113,000	2/15/48	3.050% annually	Daily SOFR Compound annually	1,015,479	111,622	903,857
	20,162,000	5/15/48	3.150% annually	Daily SOFR Compound annually	3,050,036	(1,745,168)	4,795,204
	3,378,000	3/18/55	3.510% annually	Daily SOFR Compound annually	242,365	252,466	(10,101)
Total					$11,237,112	$3,712,003	$7,525,109

See Notes to Financial Statements.

24	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at April 30, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$3,270,000	6/20/26	0.549%	1.000% quarterly	$29,935	$(137,793)	$167,728

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$10,870,700	6/20/29	5.000% quarterly	$(638,736)	$(733,519)	$94,783

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$19,708	8/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$(56,482)	—	$(56,482)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2024

Western Asset Macro Opportunities Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Reference rate(s) and their value(s) as of period end used in this table:

Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	11.240%
BRL-CDI	10.650%
Daily SOFR Compound	5.340%

See Notes to Financial Statements.

26	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset Macro Opportunities Fund

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazilian Cetip InterBank Deposit Rate

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	27

Statement of assets and liabilities (unaudited)

April 30, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $297,968,572)	$261,921,629
Investments in affiliated securities, at value (Cost — $624,899)	624,899
Foreign currency, at value (Cost — $1,599,240)	1,581,103
Cash	1,000,000
Deposits with brokers for centrally cleared swap contracts	9,101,598
Receivable for securities sold	3,933,102
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $3,887,382)	3,870,780
Interest receivable	3,792,898
Unrealized appreciation on forward foreign currency contracts	1,753,283
OTC swaps, at value (premiums paid — $0)	1,155,660
Deposits with brokers for OTC derivatives	240,000
Receivable for net premiums on written options	166,866
Deposits with brokers for open futures contracts and exchange-traded options	123,777
Receivable for Fund shares sold	104,963
Dividends receivable from affiliated investments	888
Principal paydown receivable	652
Prepaid expenses	22,888
Total Assets	289,394,986

Liabilities:
Payable for securities purchased	15,065,293
Payable to brokers — net variation margin on centrally cleared swap contracts	7,730,935
Payable to brokers — net variation margin on open futures contracts	2,815,243
Written options, at value (premiums received — $1,710,860)	954,891
Unrealized depreciation on forward foreign currency contracts	433,040
Payable for Fund shares repurchased	320,009
Investment management fee payable	245,508
OTC swaps, at value (premiums received — $0)	56,482
Deposits from brokers for OTC derivatives	20,000
Service and/or distribution fees payable	7,242
Directors’ fees payable	5,233
Accrued expenses	204,673
Total Liabilities	27,858,549
Total Net Assets	$261,536,437

Net Assets:
Par value (Note 7)	$27,803
Paid-in capital in excess of par value	547,453,324
Total distributable earnings (loss)	(285,944,690)
Total Net Assets	$261,536,437

See Notes to Financial Statements.

28	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Net Assets:
Class A	$12,096,618
Class C	$4,680,377
Class FI	$2,882,552
Class I	$201,147,117
Class IS	$40,729,773

Shares Outstanding:
Class A	1,291,269
Class C	515,703
Class FI	308,029
Class I	21,376,529
Class IS	4,311,321

Net Asset Value:
Class A (and redemption price)	$9.37
Class C*	$9.08
Class FI (and redemption price)	$9.36
Class I (and redemption price)	$9.41
Class IS (and redemption price)	$9.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.74

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	29

Statement of operations (unaudited)

For the Six Months Ended April 30, 2024

Investment Income:
Interest	$12,181,725
Dividends from affiliated investments	112,062
Dividends from unaffiliated investments	18,886
Less: Foreign taxes withheld	(90,080)
Total Investment Income	12,222,593

Expenses:
Investment management fee (Note 2)	1,806,702
Transfer agent fees (Notes 2 and 5)	146,226
Service and/or distribution fees (Notes 2 and 5)	51,960
Registration fees	46,389
Fund accounting fees	43,691
Audit and tax fees	34,627
Custody fees	17,404
Shareholder reports	15,333
Legal fees	8,201
Commodity pool reports	5,967
Directors’ fees	5,649
Interest expense	1,898
Commitment fees (Note 9)	1,635
Insurance	1,361
Miscellaneous expenses	8,002
Total Expenses	2,195,045
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(50,287)
Net Expenses	2,144,758
Net Investment Income	10,077,835

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(20,243,602)	†
Futures contracts	(6,576,672)
Written options	17,728,192
Swap contracts	8,436,995
Forward foreign currency contracts	(1,638,913)
Foreign currency transactions	(108,001)
Net Realized Loss	(2,402,001)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	20,764,837
Futures contracts	18,533,267
Written options	(2,662,521)
Swap contracts	(12,475,512)
Forward foreign currency contracts	1,391,745
Foreign currencies	42,271
Change in Net Unrealized Appreciation (Depreciation)	25,594,087
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	23,192,086
Increase in Net Assets From Operations	$33,269,921

†	Net of foreign capital gains tax of $9,926.

See Notes to Financial Statements.

30	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2024 (unaudited) and the Year Ended October 31, 2023	2024	2023

Operations:
Net investment income	$10,077,835	$26,239,937
Net realized loss	(2,402,001)	(96,289,544)
Change in net unrealized appreciation (depreciation)	25,594,087	104,984,322
Increase in Net Assets From Operations	33,269,921	34,934,715

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,200,005)	—
Decrease in Net Assets From Distributions to Shareholders	(1,200,005)	—

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	37,812,104	148,567,603
Reinvestment of distributions	925,165	—
Cost of shares repurchased	(131,213,595)	(439,100,081)
Decrease in Net Assets From Fund Share Transactions	(92,476,326)	(290,532,478)
Decrease in Net Assets	(60,406,410)	(255,597,763)

Net Assets:
Beginning of period	321,942,847	577,540,610
End of period	$261,536,437	$321,942,847

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	31

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2024[2]	2023	2022	2021		2020	2019

Net asset value, beginning of period	$8.60	$8.36	$11.69	$11.00		$11.94	$10.36

Income (loss) from operations:
Net investment income	0.30	0.52	0.31	0.28		0.33	0.46
Net realized and unrealized gain (loss)	0.48	(0.28) [3]	(3.37)	0.41		(0.11)	1.37
Total income (loss) from operations	0.78	0.24	(3.06)	0.69		0.22	1.83

Less distributions from:
Net investment income	(0.01)	—	(0.27)	(0.00)	[4]	(0.57)	(0.25)
Net realized gains	—	—	—	—		(0.59)	—
Total distributions	(0.01)	—	(0.27)	(0.00)	[4]	(1.16)	(0.25)

Net asset value, end of period	$9.37	$8.60	$8.36	$11.69		$11.00	$11.94
Total return[5]	9.05%	2.87%	(26.70)%	6.19%		1.86%	17.98%

Net assets, end of period (000s)	$12,097	$14,985	$21,926	$43,398		$46,762	$44,655

Ratios to average net assets:
Gross expenses	1.61%[6]	1.56%[7]	1.59%	1.57%		1.59%	1.57%
Net expenses[8]	1.58 [6,9]	1.56 [7,9]	1.58 [9]	1.57	[9]	1.59 [9]	1.57
Net investment income	6.20 [6]	5.55	3.17	2.47		3.04	4.13

Portfolio turnover rate	14%[10]	117%[10]	67%	70%		138%	165%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]	Amount represents less than $0.005 or greater than $(0.005) per share.

[5]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.58%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 21, 2021, the expense limitation was 1.65%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 26% and 149%.

See Notes to Financial Statements.

32	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.36	$8.18	$11.44	$10.84	$11.78	$10.20

Income (loss) from operations:
Net investment income	0.26	0.44	0.24	0.20	0.26	0.38
Net realized and unrealized gain (loss)	0.46	(0.26) [3]	(3.30)	0.40	(0.13)	1.35
Total income (loss) from operations	0.72	0.18	(3.06)	0.60	0.13	1.73

Less distributions from:
Net investment income	—	—	(0.20)	—	(0.48)	(0.15)
Net realized gains	—	—	—	—	(0.59)	—
Total distributions	—	—	(0.20)	—	(1.07)	(0.15)

Net asset value, end of period	$9.08	$8.36	$8.18	$11.44	$10.84	$11.78
Total return[4]	8.74%	2.08%	(27.24)%	5.54%	1.09%	17.13%

Net assets, end of period (000s)	$4,680	$5,480	$9,169	$18,154	$21,515	$28,583

Ratios to average net assets:
Gross expenses	2.35%[5]	2.28%	2.30%	2.27%	2.31%	2.29%
Net expenses[6]	2.33 [5,7]	2.28 [7]	2.30 [7]	2.27 [7]	2.30 [7]	2.29
Net investment income	5.46 [5]	4.84	2.44	1.77	2.37	3.43

Portfolio turnover rate	14%[8]	117%[8]	67%	70%	138%	165%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 26% and 149%.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	33

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.59	$8.35	$11.68	$10.99	$11.94	$10.34

Income (loss) from operations:
Net investment income	0.30	0.51	0.31	0.28	0.34	0.45
Net realized and unrealized gain (loss)	0.47	(0.27) [3]	(3.36)	0.41	(0.14)	1.38
Total income (loss) from operations	0.77	0.24	(3.05)	0.69	0.20	1.83

Less distributions from:
Net investment income	—	—	(0.28)	—	(0.56)	(0.23)
Net realized gains	—	—	—	—	(0.59)	—
Total distributions	—	—	(0.28)	—	(1.15)	(0.23)

Net asset value, end of period	$9.36	$8.59	$8.35	$11.68	$10.99	$11.94
Total return[4]	8.96%	2.87%	(26.71)%	6.19%	1.82%	17.93%

Net assets, end of period (000s)	$2,883	$6,872	$8,304	$40,542	$37,935	$55,388

Ratios to average net assets:
Gross expenses	1.69%[5]	1.60%	1.61%	1.60%	1.62%	1.61%[6]
Net expenses[7]	1.65 [5,8]	1.59 [8]	1.61 [8]	1.60 [8]	1.62 [8]	1.61 [6]
Net investment income	6.05 [5]	5.48	3.04	2.44	3.10	4.03

Portfolio turnover rate	14%[9]	117%[9]	67%	70%	138%	165%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 26% and 149%.

See Notes to Financial Statements.

34	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.65	$8.39	$11.72	$11.01	$11.95	$10.37

Income (loss) from operations:
Net investment income	0.32	0.55	0.33	0.32	0.36	0.49
Net realized and unrealized gain (loss)	0.48	(0.29) [3]	(3.35)	0.40	(0.11)	1.38
Total income (loss) from operations	0.80	0.26	(3.02)	0.72	0.25	1.87

Less distributions from:
Net investment income	(0.04)	—	(0.31)	(0.01)	(0.60)	(0.29)
Net realized gains	—	—	—	—	(0.59)	—
Total distributions	(0.04)	—	(0.31)	(0.01)	(1.19)	(0.29)

Net asset value, end of period	$9.41	$8.65	$8.39	$11.72	$11.01	$11.95
Total return[4]	9.17%	3.10%	(26.50)%	6.60%	2.13%	18.26%

Net assets, end of period (millions)	$201	$240	$365	$1,187	$1,225	$1,275

Ratios to average net assets:
Gross expenses	1.38%[5]	1.30%	1.31%	1.30%	1.32%	1.30%
Net expenses[6]	1.35 [5,7]	1.29 [7]	1.31 [7]	1.30 [7]	1.32 [7]	1.30
Net investment income	6.44 [5]	5.83	3.32	2.74	3.34	4.39

Portfolio turnover rate	14%[8]	117%[8]	67%	70%	138%	165%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 26% and 149%.

See Notes to Financial Statements.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	35

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2024[2]	2023	2022	2021	2020	2019

Net asset value, beginning of period	$8.69	$8.42	$11.76	$11.04	$11.98	$10.39

Income (loss) from operations:
Net investment income	0.32	0.54	0.35	0.32	0.37	0.50
Net realized and unrealized gain (loss)	0.48	(0.27) [3]	(3.37)	0.41	(0.11)	1.39
Total income (loss) from operations	0.80	0.27	(3.02)	0.73	0.26	1.89

Less distributions from:
Net investment income	(0.04)	—	(0.32)	(0.01)	(0.61)	(0.30)
Net realized gains	—	—	—	—	(0.59)	—
Total distributions	(0.04)	—	(0.32)	(0.01)	(1.20)	(0.30)

Net asset value, end of period	$9.45	$8.69	$8.42	$11.76	$11.04	$11.98
Total return[4]	9.22%	3.21%	(26.43)%	6.59%	2.30%	18.45%

Net assets, end of period (000s)	$40,730	$54,860	$173,628	$420,234	$237,988	$231,003

Ratios to average net assets:
Gross expenses	1.29%[5]	1.22%	1.24%	1.21%	1.22%	1.21%
Net expenses[6]	1.25 [5,7]	1.22 [7]	1.24 [7]	1.21 [7]	1.22 [7]	1.21
Net investment income	6.51 [5]	5.78	3.47	2.81	3.42	4.46

Portfolio turnover rate	14%[8]	117%[8]	67%	70%	138%	165%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2024 (unaudited).

[3]

Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses gain presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rates for the respective years/periods presented would have been 26% and 149%.

See Notes to Financial Statements.

36	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

38	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$107,034,944	—	$107,034,944
Corporate Bonds & Notes	—	83,631,393	—	83,631,393
U.S. Government & Agency Obligations	—	24,493,716	—	24,493,716
Collateralized Mortgage Obligations	—	14,016,069	—	14,016,069
Asset-Backed Securities	—	13,541,159	—	13,541,159
Mortgage-Backed Securities	—	10,918,331	—	10,918,331
Senior Loans	—	5,435,928	—	5,435,928
U.S. Treasury Inflation Protected Securities	—	660,181	—	660,181
Purchased Options:
Exchange-Traded Purchased Options	$435,863	—	—	435,863
OTC Purchased Options	—	40,013	—	40,013
Municipal Bonds	—	366,171	—	366,171
Common Stocks	341,145	—	—	341,145
Non-U.S. Treasury Inflation Protected Securities	—	218,875	—	218,875
Warrants	—	25,852	—	25,852
Total Long-Term Investments	777,008	260,382,632	—	261,159,640
Short-Term Investments†:
Sovereign Bonds	—	761,989	—	761,989
Money Market Funds	624,899	—	—	624,899
Total Short-Term Investments	624,899	761,989	—	1,386,888
Total Investments	$1,401,907	$261,144,621	—	$262,546,528

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$14,246,532	—	—	$14,246,532
Forward Foreign Currency Contracts††	—	$1,753,283	—	1,753,283
OTC Interest Rate Swaps	—	1,155,660	—	1,155,660
Centrally Cleared Interest Rate Swaps††	—	15,994,850	—	15,994,850
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	167,728	—	167,728
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	94,783	—	94,783
Total Other Financial Instruments	$14,246,532	$19,166,304	—	$33,412,836
Total	$15,648,439	$280,310,925	—	$295,959,364

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$835,765	—	—	$835,765
OTC Written Options	—	$119,126	—	119,126
Futures Contracts††	27,539,117	—	—	27,539,117
Forward Foreign Currency Contracts††	—	433,040	—	433,040
Centrally Cleared Interest Rate Swaps††	—	8,469,741	—	8,469,741
OTC Total Return Swaps	—	56,482	—	56,482
Total	$28,374,882	$9,078,389	—	$37,453,271

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the

40	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are

42	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2024, the total notional value of all credit default swaps to sell protection was $3,270,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2024, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The

44	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of

46	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages,

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event

48	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2024, the Fund held OTC written options, forward foreign currency contracts and OTC total return swaps with credit related contingent features which had a liability position of $608,648. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of April 30, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $240,000 which could be used to reduce the required payment.

At April 30, 2024, the Fund held cash collateral from Citibank N.A. in the amount of $20,000 and non-cash collateral from Bank of America N.A. and BNP Paribas SA in the amounts of $368,124 and $1,020,502, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(u) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon the disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

FTFA provides administrative and certain oversight services to the Fund. The Fund pays FTFA an investment management fee, calculated daily and paid monthly, at an annual rate of 1.15% of the Fund’s average daily net assets.

As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.58%, 2.40%, 1.65%, 1.35% and 1.25%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements

50	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

cannot be terminated prior to December 31, 2025 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2024, fees waived and/or expenses reimbursed amounted to $50,287, which included an affiliated money market fund waiver of $1,658.

FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires October 31, 2024	—	—	—	—	—
Expires October 31, 2025	—	—	—	—	—
Expires October 31, 2026	$2,458	$510	$932	$34,138	$10,591
Total fee waivers/expense reimbursements subject to recapture	$2,458	$510	$932	$34,138	$10,591

For the six months ended April 30, 2024, FTFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $5,987 was earned by Investor Services.

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended April 30, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$8
CDSCs	—

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended April 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$9,674,587	$75,196,913
Sales	60,164,591	110,156,409

At April 30, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$298,593,471	$5,542,471	$(41,589,414)	$(36,046,943)
Written options	(1,710,860)	902,214	(146,245)	755,969
Futures contracts	—	14,246,532	(27,539,117)	(13,292,585)
Forward foreign currency contracts	—	1,753,283	(433,040)	1,320,243
Swap contracts	2,840,691	17,413,021	(8,526,223)	8,886,798

52	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$342,500	$109,369	$24,007	$475,876
Futures contracts[3]	13,483,771	762,761	—	14,246,532
Forward foreign currency contracts	—	1,753,283	—	1,753,283
OTC swap contracts[4]	1,155,660	—	—	1,155,660
Centrally cleared swap contracts[5]	15,994,850	—	262,511	16,257,361
Total	$30,976,781	$2,625,413	$286,518	$33,888,712

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$835,765	$112,400	$6,726	$954,891
Futures contracts[3]	25,508,657	2,030,460	—	27,539,117
Forward foreign currency contracts	—	433,040	—	433,040
OTC swap contracts[4]	56,482	—	—	56,482
Centrally cleared swap contracts[5]	8,469,741	—	—	8,469,741
Total	$34,870,645	$2,575,900	$6,726	$37,453,271

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(14,201,867)	$(789,641)	—	$(14,991,508)
Futures contracts	(7,910,757)	1,334,085	—	(6,576,672)
Written options	17,047,343	680,849	—	17,728,192
Swap contracts	8,816,760	—	$(379,765)	8,436,995
Forward foreign currency contracts	—	(1,638,913)	—	(1,638,913)
Total	$3,751,479	$(413,620)	$(379,765)	$2,958,094

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$1,659,815	$71,743	$4,603	$1,736,161
Futures contracts	18,886,914	(353,647)	—	18,533,267
Written options	(2,650,814)	(23,038)	11,331	(2,662,521)
Swap contracts	(12,755,836)	—	280,324	(12,475,512)
Forward foreign currency contracts	—	1,391,745	—	1,391,745
Total	$5,140,079	$1,086,803	$296,258	$6,523,140

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended April 30, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$2,201,994
Written options	2,378,663
Futures contracts (to buy)	1,628,905,823
Futures contracts (to sell)	1,932,830,861
Forward foreign currency contracts (to buy)	62,232,903
Forward foreign currency contracts (to sell)	129,086,191

54	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$688,953,546
Credit default swap contracts (buy protection)	20,932,808
Credit default swap contracts (sell protection)	82,996,571
Total return swap contracts	2,815

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of April 30, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$245,762	$(6,726)	$239,036	$(245,762)	$(6,726)
BNP Paribas SA	1,235,560	—	1,235,560	(1,020,502)	215,058
Citibank N.A.	65,687	(161,871)	(96,184)	(20,000)	(116,184)
Goldman Sachs Group Inc.	344,873	(113,594)	231,279	80,000	311,279
JPMorgan Chase & Co.	1,021,171	(133,438)	887,733	70,000	957,733
Morgan Stanley & Co. Inc.	35,903	(193,019)	(157,116)	90,000	(67,116)
Total	$2,948,956	$(608,648)	$2,340,308	$(1,046,264)	$1,294,044

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$17,795	$6,845
Class C	27,603	2,123
Class FI	6,562	4,610
Class I	—	126,693
Class IS	—	5,955
Total	$51,960	$146,226

For the six months ended April 30, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,532
Class C	539
Class FI	963
Class I	35,392
Class IS	10,861
Total	$50,287

6. Distributions to shareholders by class

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$15,349	—
Class C	—	—
Class FI	—	—
Class I	931,072	—
Class IS	253,584	—
Total	$1,200,005	—

7. Capital shares

At April 30, 2024, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	154,496	$1,525,150	271,552	$2,489,393
Shares issued on reinvestment	1,045	10,759	—	—
Shares repurchased	(606,062)	(6,161,640)	(1,152,165)	(10,709,236)
Net decrease	(450,521)	$(4,625,731)	(880,613)	$(8,219,843)

56	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class C
Shares sold	1,251	$12,351	39,586	$347,283
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(141,174)	(1,335,350)	(504,675)	(4,461,836)
Net decrease	(139,923)	$(1,322,999)	(465,089)	$(4,114,553)

Class FI
Shares sold	7,218	$72,149	1,354,954	$13,212,563
Shares issued on reinvestment	—	—	—	—
Shares repurchased	(499,137)	(4,981,363)	(1,549,331)	(13,907,939)
Net decrease	(491,919)	$(4,909,214)	(194,377)	$(695,376)

Class I
Shares sold	2,113,351	$20,834,842	12,853,046	$120,939,374
Shares issued on reinvestment	74,770	772,376	—	—
Shares repurchased	(8,516,107)	(83,749,816)	(28,608,164)	(266,337,051)
Net decrease	(6,327,986)	$(62,142,598)	(15,755,118)	$(145,397,677)

Class IS
Shares sold	1,536,630	$15,367,612	1,207,303	$11,578,990
Shares issued on reinvestment	13,696	142,030	—	—
Shares repurchased	(3,550,843)	(34,985,426)	(15,524,209)	(143,684,019)
Net decrease	(2,000,517)	$(19,475,784)	(14,316,906)	$(132,105,029)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2024. The following transactions were effected in such company for the six months ended April 30, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$4,478,088	$93,649,781	93,649,781	$97,502,970	97,502,970

Western Asset Macro Opportunities Fund 2024 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$112,062	—	$624,899

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2024.

10. Deferred capital losses

As of October 31, 2023, the Fund had deferred capital losses of $284,914,665, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

58	Western Asset Macro Opportunities Fund 2024 Semi-Annual Report

Western Asset

Macro Opportunities Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Franklin Templeton Fund Adviser, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Macro Opportunities Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Macro Opportunities Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Macro Opportunities Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or

NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice (cont’d)

process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at

https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Legg Mason Funds

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX016460 6/24 SR24-4881

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 26, 2024